Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK† — 99.9%

Consumer Discretionary — 8.0%
Garmin	18,410	$2,618,638
Mohawk Industries*	12,482	2,629,708
		5,248,346
Consumer Staples — 11.9%
Church & Dwight	30,077	2,578,501
General Mills	41,484	2,607,685
Kimberly-Clark	19,892	2,598,492
		7,784,678
Energy — 12.0%
Devon Energy	98,692	2,621,260
Schlumberger	82,613	2,588,265
Valero Energy	32,955	2,649,582
		7,859,107
Financials — 8.1%
Arthur J Gallagher	17,957	2,632,676
Assurant	16,534	2,664,454
		5,297,130
Industrials — 20.1%
Deere	7,286	2,630,975
Eaton PLC	18,229	2,647,762
Lockheed Martin	6,785	2,593,227
Parker Hannifin	8,547	2,633,758
Stanley Black & Decker	12,258	2,657,534
		13,163,256
Information Technology — 12.0%
Broadridge Financial Solutions	16,418	2,618,343
Citrix Systems	22,698	2,609,362
Leidos Holdings	25,406	2,610,466
		7,838,171
Materials — 27.8%
Air Products & Chemicals	8,764	2,626,220
Amcor PLC	221,261	2,610,880
Dow	37,465	2,563,355
FMC	22,586	2,635,560
Martin Marietta Materials	7,080	2,574,642
Vulcan Materials	14,171	2,597,828
WestRock	45,337	2,644,054
		18,252,539
Total Common Stock
(Cost $65,207,274)		65,443,227

Total Investments - 99.9%
(Cost $65,207,274)		$65,443,227

Percentages are based on net assets of $65,512,206.

*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

PLC - Public Limited Company

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

VES-QH-001-0600